Inventories - Allowance for Obsolescence and/or Lower Market Value (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	€ (415,016)	€ (311,382)
Addition for the year	(73,035)	(211,801)	€ (162,821)
Effect of changes in exchange rates	(5,300)	(10,451)
Valuation Allowances and Reserves, Deductions	110,640	118,618
Balance at end of year	€ (382,711)	€ (415,016)	€ (311,382)